Schedule of working capital lines of credit (Details) - Working Capital Lines Of Ccredit One [Member] - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	October 15, 2021
Principal amount	R$ 40,000
Interest rate (p.a.)	CDI + 6.80%
Maturity Date	April 13, 2022